Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	December 31,
	2018	2017

Government authorities	$48,335	$50,169
Other	16,676	5,129

	$65,011	$55,298